Share-Based Compensation	12 Months Ended
Mar. 31, 2023
Share-Based Compensation
Share-Based Compensation

8. Share-Based Compensation

2nd and 3rd Series Stock Options

On June 26, 2016 and March 30, 2017, as part of the 2nd Series and 3rd Series of stock options (collectively, the “2nd and 3rd Series”), the Company granted options to purchase 540,000 and 81,000 common shares, respectively. Each option can be exercised for one common share. The contractual term of the 2nd and 3rd Series stock options is ten years, and the grantee must be employed by the Company at the time of exercise to exercise their rights. The 2nd and 3rd Series stock option’s fair value as of grant date was ¥11 and ¥35 per share, respectively. The exercise price of the 2nd and 3rd Series stock options were ¥19 and ¥56 per share, respectively.

The general terms of the 2nd and 3rd Series require both service and performance conditions to be satisfied prior to vesting. The performance condition will be satisfied upon a liquidity event defined as an IPO on any of the stock exchanges in Japan or overseas. As the Company cannot conclude that a liquidity event is probable, no compensation costs were recorded in these consolidated financial statements related to the 2nd and 3rd Series.

As of March 31, 2023, total unrecognized compensation cost related to the unvested share-based awards was ¥825 thousand.

4th Series Stock Options

On January 29, 2021, the Board of Directors and shareholders of the Company approved the issuance of the 4th Series stock options (“4th Series”) and stock options to purchase total 2,019,000 common shares were granted to the Company’s director, employee, and external subcontractors on February 3, 2021 and the Company’s CEO and external subcontractor on March 31, 2021. Each option can be exercised for one common share. The contractual term of the awards is ten years beginning after February 3, 2021.

The stock option’s fair value as of grant date is ¥100 per share and the exercise price of the stock option is ¥56 per share. The stock options include a market condition whereby the options become non-exercisable if there are any subsequent sales or issuance of common shares with a price less than ¥55.66. There are no other service or performance conditions.

Cash received from stock options granted for the fiscal year ended March 31, 2021 was ¥1,707 thousand, and is included in additional paid-in capital in the Consolidated Balance Sheets as of March 31, 2023 and 2022. Upon issuance, the grantees paid an issue price per share of less than ¥1, resulting from the share split.

As the options are fully exercisable at grant date subject only to the market condition, the Company recognized the full compensation cost for employees at the grant date. As the recognition of compensation cost for non-employees should be in the same manner as if the Company had paid cash for the goods or services, the Company recognized a prepaid compensation asset and recognizes the compensation cost on a straight-line basis over the implicit service period for certain non-employees. These non-employees provide services directly related to helping the Company achieve an IPO. There is a mutual understanding between these non-employees and the Company that they will provide services from grant date through the Company’s IPO. To recognize compensation cost for these non-employees, the Company initially used an expected IPO date of January 31, 2022, which was based on its best estimate at the time of grant but subsequently revised the expected IPO date of July 2023 during the fiscal year ended March 31, 2023. A change in the expected IPO date will be recognized prospectively over the revised non-employee vesting period.

Total share-based compensation expense for 4th Series stock options included in selling, general, and administrative expenses in the Consolidated Statements of Income (Loss) was ¥4,343 thousand, ¥83,976 thousand, and ¥111,684 thousand for the fiscal years ended March 31, 2023, 2022, and 2021, respectively. As of March 31, 2023, there was ¥190 thousand of unrecognized expense included in prepaid compensation asset related to 4th Series stock options in the Consolidated Balance Sheets.

The fair value of the 4th Series is estimated using a hybrid method between a discounted cash flow method and Monte Carlo simulation model, estimating the probability-weighted value across multiple scenarios. The Company considered a near-term IPO scenario for a discounted cash flow method and a long-term IPO scenario for Monte Carlo simulation model.

Expected Term — The expected term of stock options represents the weighted-average period the stock options are expected to be outstanding. The expected term of option was estimated utilizing the simplified method because the Company did not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method primarily is calculated as the midpoint between the requisite service period and the contractual term of option.

Expected Volatility — The expected stock price volatility assumption was determined by examining the historical volatilities of comparable publicly traded companies within the Company’s industry.

Risk-Free Interest Rate — The risk-free rate assumption was based on the U.S. treasury rate that was consistent with the expected term of the Company’s stock options.

Expected Dividend — The expected dividend assumption was based on the Company’s history and expectation of dividend payouts. The Company does not currently pay dividends on the common shares; therefore, a dividend yield of 0% was used in the Monte Carlo simulation model.

Fair Value of Common Shares — The fair value of the common shares underlying the stock options has historically been the responsibility of and determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common shares, the Board of Directors has used independent third-party valuations of the Company’s common shares, operating and financial performance, and general and industry-specific economic outlook, amongst other factors.

The following assumptions were used in the Monte Carlo calculation for the Series 4 stock options:

Expected life of options	10 years
Expected volatility	60.0%
Risk-free interest rate	1.2% - 1.7%
Expected dividend yield	—
Weighted-average grant-date fair value of stock option	¥72

A summary of the activity of the Company’s 2nd, 3rd, and 4th Series as of and for the fiscal years ended March 31, 2023, 2022, and 2021 is presented below:

The aggregate intrinsic value of the outstanding and exercisable options was calculated based on the estimated fair value of common shares of ¥144 per share.

			Years
		Yen	Weighted-
		Weighted-	average	Thousands of Yen
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	term	value
Outstanding as of April 1, 2020	54,000	¥25	6.4	¥—
Granted	2,019,000	56	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of March 31, 2021	2,073,000	55	9.7	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of March 31, 2022	2,073,000	55	8.7	183,497
Exercisable as of March 31, 2022	2,019,000	¥56	8.8	¥177,073
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of March 31, 2023	2,073,000	55	7.7	183,497
Exercisable as of March 31, 2023	2,019,000	¥56	7.8	¥177,073